NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
NOTES PAYABLE
Schedule of Notes Payable
	June 30, 2014	December 31, 2013
Total notes payable	$53,289	$59,510
Less: current portion	(23,532)	(23,036)
Long term portion	$29,757	$36,474

	December 31, 2013	December 31, 2012
Total notes payable	$59,510	$82,546
Less: current portion	(23,036)	(23,036)
Long term portion	$36,474	$59,510